Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) BasisPoint	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Risk premium basis points | BasisPoint	0.0100
Cost of Sales [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 22	$ 8	$ 5
Selling and Marketing Expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	83	106	60
General and Administrative Expense [member]
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 544	358	309
Intangible assets and goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Borrowing costs capitalized		8	28
Borrowing costs incurred in relation with qualifying assets		$ 28	$ 410
capitalization rate of borrowing costs eligible for capitalization		4.10%	4.10%
Technology costs and management systems [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	3 years
Technology costs and management systems [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets	10 years